CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 6,004,231	$ 873,279	¥ 2,617,432
Short-term deposits	7,326,996	1,065,667	6,000,104
Restricted short-term deposits	0	0	1,000,000
Short-term investments	979,053	142,397	124,550
Accounts receivable, net	198,428	28,860	153,944
Inventory	0	0	315
Amounts due from related parties	193,559	28,152	11,190
Financing receivables, net	768,343	111,751	0
Prepayments and other current assets	1,019,019	148,210	221,939
Total current assets	16,489,629	2,398,316	10,129,474
Non-current assets
Long-term deposits	1,000,000	145,444	0
Deferred tax assets	70,834	10,302	113,017
Investments	4,591,524	667,809	1,153,019
Property and equipment, net	1,296,319	188,542	1,016,998
Land use rights, net	1,784,639	259,565	1,832,739
Intangible assets, net	74,685	10,862	37,481
Goodwill	11,763	1,711	11,716
Amounts due from related parties	0	0	20,000
Financing receivables, net	224,793	32,695	0
Other non-current assets	223,859	32,559	144,275
Total non-current assets	9,278,416	1,349,489	4,329,245
Total assets	25,768,045	3,747,805	14,458,719
Current liabilities
Convertible bonds (including convertible bonds of the consolidated variable interest entity without recourse to the Company of nil and nil as of December 31, 2017 and 2018, respectively)	6,863	998	0
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to the Company of RMB67,817 and RMB112,167 as of December 31, 2017 and 2018, respectively)	114,589	16,666	76,351
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB757,244 and RMB950,816 as of December 31, 2017 and 2018, respectively)	951,616	138,407	758,044
Advances from customers (including advances from customers of the consolidated variable interest entity without recourse to the Company of RMB80,406 and RMB101,690 as of December 31, 2017 and 2018, respectively)	101,690	14,790	80,406
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to the Company of RMB142,204 and RMB162,118 as of December 31, 2017 and 2018, respectively)	235,561	34,261	146,298
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated variable interest entity without recourse to the Company of RMB1,404,877 and RMB2,207,138 as of December 31, 2017 and 2018, respectively)	2,414,371	351,156	1,465,963
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entity without recourse to the Company of RMB30,502 and RMB28,336 as of December 31, 2017 and 2018, respectively)	28,336	4,121	30,502
Short-term loans (including short-term loans of the consolidated variable interest entity without recourse to the Company of nil and nil as of December 31, 2017 and 2018, respectively)	0	0	588,235
Total current liabilities	3,853,026	560,399	3,145,799
Non-current liabilities
Convertible bonds (including convertible bonds of the consolidated variable interest entity without recourse to the Company of nil and nil as of December 31, 2017 and 2018, respectively)	0	0	6,536
Deferred revenue(including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB52,185 and RMB86,977 as of December 31, 2017 and 2018, respectively)	91,710	13,339	57,718
Deferred tax liabilities (including deferred tax liabilities of the consolidated variable interest entity without recourse to the Company of RMB8,404 and nil as of December 31, 2017 and 2018, respectively)	27,505	4,000	10,810
Total non-current liabilities	119,215	17,339	75,064
Total liabilities	3,972,241	577,738	3,220,863
Commitments and contingencies
Mezzanine equity	418,673	60,893	524,997
Shareholders' equity
Additional paid-in capital	11,168,866	1,624,444	5,339,844
Statutory reserves	101,725	14,795	62,718
Retained earnings	6,913,469	1,005,522	5,218,110
Accumulated other comprehensive (loss) income	336,152	48,891	(9,597)
Total YY Inc.'s shareholders' equity	18,520,292	2,693,664	10,611,155
Non-controlling interests	2,856,839	415,510	101,704
Total shareholders' equity	21,377,131	3,109,174	10,712,859
Total liabilities, mezzanine equity and shareholders' equity	25,768,045	3,747,805	14,458,719
Class A common shares [Member]
Shareholders' equity
Common shares	59	9	57
Class B common shares [Member]
Shareholders' equity
Common shares	¥ 21	$ 3	¥ 23